DISPOSALS TO GOLAR PARTNERS (Restated) (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations
In January 2015, we sold our interests in the company that owns and operates the Golar Eskimo to Golar Partners.

(in thousands of $)	Golar Eskimo
Cash consideration received (1)	226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
The gain from the sale of the Golar Eskimo in January 2015 was $102.4 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2015.
(1) The cash consideration for the Golar Eskimo comprised of $390.0 million for the vessel and charter less the assumed bank debt of $162.8 million less purchase price adjustments of $1.2 million.
In March 2014, we sold our interests in the company that owns and operates the Golar Igloo to Golar Partners.

(in thousands of $)	Golar Igloo
Cash consideration received (2)	156,001
Carrying value of the net assets sold to Golar Partners	(112,714)
Gain on disposal	43,287
The gain from the sale of the Golar Igloo in March 2014 was $43.3 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2014.
(2) The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of $161.3 million plus purchase price adjustments of $7.3 million.
In February 2013, we sold our interests in the company that owns and operates the Golar Maria to Golar Partners.

(in thousands of $)	Golar Maria
Restated
Cash consideration received (3)	127,900
Carrying value of the net assets sold to Golar Partners	(45,630)
Gain on disposal	82,270

The gain from the sale of the Golar Maria in February 2013 was $82.3 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2013.
(3) The cash consideration for the Golar Maria comprised of $215.0 million for the vessel less the assumed bank debt and interest rate swap liability of $89.5 million and $3.1 million, respectively, plus purchase price adjustments of $5.5 million.
Assets and liabilities included in our consolidated balance sheet presented as held-for-sale are shown below:

(in thousands of $)	2015	2014
	Restated	Restated
ASSETS
Current assets
Restricted cash	3,618	—
Other receivables, prepaid expenses and accrued income	217	196
Inventories	572	266
Total current assets	4,407	462

Non-current assets
Vessels and equipment, net	262,627	280,284
Total non-current assets	262,627	280,284
Total assets (2)	267,034	280,746

LIABILITIES
Current liabilities
Current portion of long-term debt	—	(13,074)
Short-term debt, net of deferred finance charges (1)	(199,300)	—
Trade accounts payable	(844)	(419)
Accrued expenses	(1,019)	(786)
Amounts due to related parties	(50)	(366)
Total current liabilities	(201,213)	(14,645)

Non-current liabilities
Long-term debt	—	(145,547)
Total non-current liabilities	—	(145,547)
Total liabilities (2)	(201,213)	(160,192)

(1) The short-term debt net of deferred finance charges of $199.3 million relates to a secured debt financing arrangement entered into by the CMBL lessor VIE in respect of the Golar Tundra. The debt facility is denominated in USD, bears interest at LIBOR plus a margin and is repayable with a final balloon payment of $199.3 million in 2016. Although we have no control over the funding arrangements of the CMBL lessor VIE, as we consider ourselves the primary beneficiary of the VIE, we are required to consolidate this loan facility into our financial results. Refer to note 4 for additional detail.
(2) We have classified all assets and liabilities as current on the consolidated balance sheets.
(3) We have not presented any of our held-for-sale assets or disposal groups as discontinued operations in our statements of operations as we consider ourselves a project development company, such that our strategy encompasses the disposal of vessels and related interests for the purpose of financing our projects, thus they do not represent a strategic shift and do not have a major effect on our operations and financial results.